Business Combinations - Summary of Purchase Price Allocation (Details) - USD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2021
Disclosure Of Business Combinations [Line Items]
Net assets	$ 12	$ 18
Intangible Assets - Customer Contracts and Relationships	34	24
Intangible Assets - Vendor Relationships	4	36
Intangible Assets - Brand	3	8
Intangible Assets - Software		4
Deferred tax liabilities on intangible assets	(10)	(3)
Total assets acquired	43	87
Goodwill	79	102
Total purchase price	122	189
Acquiree Carrying Amount
Disclosure Of Business Combinations [Line Items]
Net assets	12	18
Total assets acquired	12	18
Fair Value Adjustments
Disclosure Of Business Combinations [Line Items]
Intangible Assets - Customer Contracts and Relationships	34	24
Intangible Assets - Vendor Relationships	4	36
Intangible Assets - Brand	3	8
Intangible Assets - Software		4
Deferred tax liabilities on intangible assets	(10)	(3)
Total assets acquired	$ 31	$ 69